UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  8/31

Date of reporting period: _05/31/15_

Item 1. Schedule of Investments.

Templeton Emerging Markets Fund

Statement of Investments, May 31, 2015 (unaudited)

	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 89.2%
Brazil 1.0%
Cia Hering	Specialty Retail	719,900	$2,913,706
China 23.1%
[a,b]Aluminum Corp. of China Ltd., H	Metals & Mining	10,640,000	6,422,245
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	8,057,800	1,860,240
Brilliance China Automotive Holdings Ltd.	Automobiles	15,954,900	24,939,981
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	7,033,000	6,195,277
Guangzhou Automobile Group Co. Ltd., H	Automobiles	8,792,034	9,003,456
[b]Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,710,860	2,956,366
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	9,248,000	10,949,390
[c]Shenzhen Chiwan Wharf Holdings Ltd., B	Transportation Infrastructure	2,126,967	5,911,358
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	16,750,000	2,354,728
			70,593,041
Hong Kong 8.1%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,606,800	14,814,696
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	25,890,313	4,608,035
VTech Holdings Ltd.	Communications Equipment	402,200	5,301,422
			24,724,153
India 4.2%
Infosys Ltd.	IT Services	50,280	1,595,821
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	964,980	4,993,390
Peninsula Land Ltd.	Real Estate Management &
	Development	43,169	17,946
Tata Consultancy Services Ltd.	IT Services	151,450	6,201,838
			12,808,995
Indonesia 5.1%
Astra International Tbk PT	Automobiles	19,328,000	10,669,570
Bank Danamon Indonesia Tbk PT	Banks	14,841,785	4,960,730
			15,630,300
Jordan 0.2%
Arab Potash Co. PLC	Chemicals	23,115	672,081
Nigeria 0.2%
Nestle Nigeria PLC	Food Products	136,000	580,759
Pakistan 4.1%
MCB Bank Ltd.	Banks	3,754,110	9,889,154
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	1,395,400	2,523,661
			12,412,815
Peru 2.5%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	691,565	7,745,528
Russia 4.9%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	928,744	4,984,569
[b]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	101,006	4,844,248
[b]LUKOIL Holdings, ADR, (London Stock Exchange)	Oil, Gas & Consumable Fuels	89,660	4,300,093
[d]TMK OAO, GDR, Reg S	Energy Equipment & Services	165,233	689,848
			14,818,758
Singapore 0.7%
SembCorp Marine Ltd.	Machinery	974,000	2,174,639
South Africa 4.8%
[a]Impala Platinum Holdings Ltd.	Metals & Mining	1,023,000	5,163,646
Kumba Iron Ore Ltd.	Metals & Mining	538,559	6,873,617

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
Truworths International Ltd.	Specialty Retail	346,944	2,478,274
			14,515,537
South Korea 6.9%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	102,180	1,467,444
Hyundai Development Co.	Construction & Engineering	240,840	13,078,557
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	63,020	6,363,657
			20,909,658
Thailand 15.3%
Kasikornbank PCL, fgn.	Banks	2,251,200	13,018,505
Kiatnakin Bank PCL, fgn.	Banks	8,084,600	8,631,246
Land and Houses PCL, fgn.	Real Estate Management &
	Development	8,514,132	2,360,829
[a]Land and Houses PCL, wts., 5/05/17	Real Estate Management &
	Development	1,702,826	285,319
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	1,466,747	4,697,766
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	578,000	5,947,983
Siam Commercial Bank PCL, fgn.	Banks	2,140,700	10,062,306
Univanich Palm Oil PCL, fgn.	Food Products	5,236,000	1,599,371
			46,603,325
Turkey 4.4%
Akbank TAS	Banks	2,507,307	7,465,810
[a]Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	244,420	6,112,335
			13,578,145
United Kingdom 3.7%
Unilever PLC	Food Products	253,876	11,202,621

Total Common Stocks and Other Equity Interests (Cost $193,423,237)			271,884,061
Preferred Stocks 8.3%
Brazil 8.3%
Banco Bradesco SA, ADR, pfd.	Banks	874,965	7,699,692
Itau Unibanco Holding SA, ADR, pfd.	Banks	580,619	6,212,623
[a]Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	670,320	5,181,574
Vale SA, ADR, pfd., A	Metals & Mining	1,188,700	6,288,223
Total Preferred Stocks (Cost $26,565,822)			25,382,112
Total Investments before Short Term Investments (Cost $219,989,059)			297,266,173

Short Term Investments (Cost $11,521,786) 3.8%
Money Market Funds 3.8%
United States 3.8%
[a,e]Institutional Fiduciary Trust Money Market Portfolio		11,521,786	11,521,786
Total Investments (Cost $231,510,845) 101.3%			308,787,959
Other Assets, less Liabilities (1.3)%			(3,837,224)
Net Assets 100.0%			$304,950,735

aNon-income producing.
bAt May 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2015, the value of this security was $5,911,358, representing 1.94% of net assets.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2015, the value of this security was
$689,848, representing 0.23% of net assets.
eInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Templeton Emerging Markets Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Templeton Emerging Markets Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$234,567,941

Unrealized appreciation	$108,000,075
Unrealized depreciation	(33,780,057)
Net unrealized appreciation (depreciation)	$74,220,018

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
China	$64,681,683	$-	$5,911,358	$70,593,041
Russia	4,989,941	9,828,817	-	14,818,758
All Other Equity Investments[b]	211,854,374	-	-	211,854,374
Short Term investments	11,521,786	-	-	11,521,786
Total Investments in Securities	$293,047,784	$9,828,817	$5,911,358	$308,787,959

aIncludes common and preferred stocks as w ell as other equity investments. bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended May 31, 2015, is as follows:

Net Change in
Unrealized
Appreciation
	Balance at						Net Unrealized		(Depreciation)
	Beginning	Purchases	Transfers Into	Transfers Out	Cost Basis	Net Realized	Appreciation	Balance at End	on Assets Held
	of Period	(Sales)	Level 3	of Level 3	Adjustments	Gain (Loss)	(Depreciation)	of Period	at Period End
Assets
Investments in Securities:
Equity Investments:
China	$-	$-	$5,697,671	$-	$-	$-	$213,687	$5,911,358	$213,687

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2015, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases [a]
Assets:
Investments in Securities
Equity Investments:
China	$5,911,358	Market Approach	Last Traded Price	19.59	Increase
			Market Index Adjustment	10%	Increase
			Beta Adjustment	1.01	Increase/Decrease

a Represents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Fund

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

By /s/MARK H. OTANI______________

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2015